Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments
Schedule of carrying amounts that approximate their fair values due to their short-term nature

	2020		2019
	Carrying	Fair	Carrying		Fair
As at December 31:	Amount	Value	Amount		Value
Financial Assets:
Fair value through profit or loss:
Equity securities	$6,230	$6,230	$5,631	*	$5,631	*
Debt securities	873	873	3,421	*	3,421	*
Investment funds	4,096	4,096	112	*	112	*
Long-term loan receivable	1,237	1,237	—		—
Fair value through other comprehensive income
Debt securities	11,019	11,019	8,819		8,819
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bonds payable	$38,053	$39,024	$35,418		$36,603
Fair value through profit or loss:
Loan payable	5,223	5,223	4,769		4,769

*Reclassified

Schedule of statements of financial position classified by level of the fair value hierarchy

As at December 31, 2020	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Equity securities	$2,509	$3,721	$—	$6,230
Debt securities	—	—	873	873
Investment funds	—	—	4,096	4,096
Long-term loan receivable	—	—	1,237	1,237
Fair value through other comprehensive income:
Debt securities	11,019	—	—	11,019
Total	$13,528	$3,721	$6,206	$23,455

Financial Liabilities:
Fair value through profit or loss:
Loan payable	$—	$—	$5,223	$5,223

As at December 31, 2019	Level 1	Level 2	Level 3		Total
Financial Assets:
Fair value through profit or loss:
Equity securities	$1,822	$3,809	$—	*	$5,631
Debt securities	2,403	—	1,018	*	3,421
Investment funds	—	—	112	*	112
Fair value through other comprehensive income:
Debt securities	8,819	—	—		8,819
Total	$13,044	$3,809	$1,130		$17,983
Financial Liabilities:
Fair value through profit or loss:
Loan payable	$—	$—	$4,769		$4,769

*Reclassified

Schedule of nature of the risks of financial instruments

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2020 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Investment funds
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X
Account payables and accrued expenses		X	X
Bonds payable		X		X	X
Loan payable				X

Schedule of maximum credit risk exposure

Cash and restricted cash	$63,727
Debt securities measured at FVTOCI	11,019
Trade and other receivables	44,273
Amounts recognized in the consolidated statement of financial position	119,019
Guarantees	—
Maximum credit risk exposure	$119,019

Schedule of profit or loss from continuing operations

	2020	2019	2018
Interest income on financial assets not at FVTPL	$483	$955	$661
Interest income on financial assets classified at FVTPL	48	102	15
Total interest income	$531	$1,057	$676
Interest expense on financial liabilities not at FVTPL	$1,856	$710	$513
Interest expense on financial liabilities classified at FVTPL	25	30	989
Total interest expense	$1,881	$740	$1,502
Dividend income on financial assets at FVTPL	$—	$—	$168
Dividend income on financial assets classified not at FVTPL	—	—	—
Net gain on financial assets at FVTPL	692	1,142	3,785
Loss on loan payable at FVTPL	(549)	(979)	(167)
Reversal of (impairment) on securities measured at FVTOCI	3	(3)	3